BORROWINGS (Details) R in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Sep. 19, 2017 USD ($)	Jun. 27, 2017 USD ($)	Dec. 31, 2016 ZAR (R)	Nov. 15, 2016 ZAR (R)	Feb. 15, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ZAR (R)	Aug. 24, 2015 USD ($)	Dec. 31, 2014 ZAR (R)	Jul. 01, 2014 USD ($)	Dec. 13, 2013 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Total borrowings		R 25,649.5			R 8,973.8				R 3,803.6
Current portion of borrowings		(1,657.5)			(752.3)				(1,995.3)
Total non-current portion of non-current borrowings		23,992.0			8,221.5				1,808.3
DERIVATIVE FINANCIAL INSTRUMENT
Derivative financial instrument		1,093.5
Non-current portion of derivative financial instrument		1,093.5
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt		6,000.0				R 6,000.0
Total borrowings		5,536.4			5,100.0
US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 350.0						$ 350.0	$ 300.0		$ 300.0
Total borrowings	92.0	1,137.1			1,369.0
US$1.05 billion Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	1,050.0			$ 1,050.0
Total borrowings		12,597.7
US$450 million Convertible Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 450.0		$ 450.0
Total borrowings		4,357.1
DERIVATIVE FINANCIAL INSTRUMENT
Derivative financial instrument		1,093.5
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt		4,500.0				R 4,500.0							R 4,500.0
Total borrowings									1,961.6		R 1,979.5
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,537.5			1,752.6				1,808.3		R 1,134.4	$ 178.1
Other borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings		478.7			749.5
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Total borrowings		1.7			R 2.7				R 33.7
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Total borrowings		R 3.3